Below are the provisional values of net assets acquired and goodwill in the acquisition of shares as preliminarily determined: (Details) - Banco Digio [Member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Payment to Kartra (Banco Digio's parent company)	R$ 645,060
Total cost of acquisition	645,060
Fair value of net assets purchased (provisional amount)	288,007
Goodwill in the acquisition of shares	R$ 357,053